Other Income (Expense), Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Other income (expense)
Interest income	$ 0.1		$ 0.1
Unrealized gains on financial derivatives	0.5	[1]	1.7	[1]
All other, net	0.1		(0.1)
Other non-operating income (expense), net	$ 0.7		$ 1.7

[1]	See “Derivative Financial Instruments” in Note 1 for a discussion of accounting policy for such instruments.